Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	27.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	$ 2,326
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	1.07
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	9.375
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	$ 19,067
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	2.55
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	6.25
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	$ 6,667
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	2.05
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	5.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	$ 233,429
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	1.02
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	3.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	$ 31,429
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	1.02
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.50
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	$ 3,900,000
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.91